Fees Summary	Jun. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,437,050
Previously Paid Amount	0.00
Total Fee Amount	16,632.36
Total Offset Amount	0.00
Net Fee	16,632.36
Narrative - Max Aggregate Offering Price	$ 120,437,050
Final Prospectus	true